Earnings per Share (Details Textual) - shares shares in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022	Feb. 27, 2021	Feb. 29, 2020
Earnings Per Share [Abstract]
Anti-dilutive stock-based awards excluded from computation of diluted earnings per share (in shares)	1.6	2.9	2.0	2.9	2.9	2.4	5.4